Taxes (Details) - Schedule of Deferred Tax Liabilities - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Deferred tax assets:
Allowance for credit losses	$ 619,675	$ 1,434,120
Accrued member rewards	15,511	39,019
Accrued employee bonus	18,146	46,564
Accrued asset retirement obligation	185,941	123,626
Accrued employee retirement pension	72,378	59,358
Investment loss from equity method investment		40,300
Net operating loss carry-forwards	38,562	3,187,904
Total deferred tax assets	950,213	4,930,891
Valuation allowance	(79,062)	(597,777)	$ (386,436)
Total deferred tax assets	871,151	4,333,114
Deferred tax liabilities:
Change in fair value of warrant liabilities	(38,588)	(7,552)
Accrued interest income on consumption tax receivable		(19,894)
Compensation receivable for consumption tax	(3,047,924)	(8,756,745)
Total deferred tax liabilities	(3,086,512)	(8,784,191)
Deferred tax liabilities, net	$ (2,215,361)	$ (4,451,077)